Commitments and Contingencies (Details) - 12 months ended Dec. 31, 2024	USD ($)	HKD ($)	HKD ($)
Commitments and Contingencies [Abstract]
Loss contingencies	$ 11,730,000	$ 91,599,433
Accrued expenses and other payables	$ 2,663,000		$ 20,791,761